PROPERTY,PLANT AND EQUIPMENT (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cost	CAD 663.1	CAD 522.8
Accumulated depreciation, amortization and impairment	206.2	143.5
Net book value	456.9	379.3	CAD 412.2
Buildings and Land [Member] | Printing Papers and Newsprint [Member]
Cost	73.1	68.2
Accumulated depreciation, amortization and impairment	13.6	10.9
Net book value	59.5	57.3
Buildings and Land [Member] | Pulp [Member]
Cost	11.8	10.9
Accumulated depreciation, amortization and impairment	0.6	0.6
Net book value	11.2	10.3
Machinery and Equipment [Member] | Printing Papers and Newsprint [Member]
Cost	551.0	428.1
Accumulated depreciation, amortization and impairment	186.2	129.5
Net book value	364.8	298.6
Machinery and Equipment [Member] | Pulp [Member]
Cost	27.2	15.6
Accumulated depreciation, amortization and impairment	5.8	2.5
Net book value	CAD 21.4	CAD 13.1